Long-Term Debt - Additional Information - Other (Detail)		1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 14, 2014 vessel	Sep. 30, 2016 vessel	May 31, 2014 USD ($)	Mar. 31, 2014 vessel	Nov. 30, 2013 USD ($)	Dec. 31, 2016 USD ($) vessel subsidiary credit_facility tranche	Jun. 30, 2016	Dec. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | subsidiary						3
Ownership interest						50.00%
Long-term debt						$ 3,182,894,000		$ 3,363,874,000
Long-Term Debt, Gross						$ 3,237,703,000		$ 3,426,568,000
Weighted-average effective interest rate (as a percent)						3.30%		2.90%
Aggregate principal repayments, 2017						$ 588,700,000
Aggregate principal repayments, 2018						686,500,000
Aggregate principal repayments, 2019						773,400,000
Aggregate principal repayments, 2020						283,100,000
Aggregate principal repayments, 2021						234,900,000
Aggregate principal repayments, thereafter						671,100,000
Restricted Cash and Investments, Current						$ 92,265,000		$ 51,431,000
Interest Rate Swaps [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility margin, lower range (as a percent)						0.30%		0.30%
Interest Rate Swaps [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility margin, higher range (as a percent)						4.00%		3.25%
Term loans [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | credit_facility						5
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal repayments, 2017						$ 166,700,000
Aggregate principal repayments, 2018						115,400,000
Aggregate principal repayments, 2019						$ 43,000,000
Number of long-term revolving credit facilities | credit_facility						5
Revolving Credit Facility [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | credit_facility						2
ALP Maritime Services B.V. [Member]
Debt Instrument [Line Items]
Number of vessels | vessel		1
Tranche One [Member] | ALP Maritime Services B.V. [Member] | Term loans [Member]
Debt Instrument [Line Items]
Long-term debt						$ 58,300,000
Fixed interest rates based on interest rate swaps						2.93%
Term Loans Due 2022 [Member]
Debt Instrument [Line Items]
Final bullet payments on debt instruments						$ 29,000,000
Term Loans Due 2023 [Member]
Debt Instrument [Line Items]
Final bullet payments on debt instruments						29,100,000
U.S. Dollar-denominated Term Loans due through 2018
Debt Instrument [Line Items]
Long-term debt						112,400,000
Long-Term Debt, Gross						112,406,000		$ 129,133,000
U.S. Dollar-denominated Term Loans due through 2018 | Guarantee of Indebtedness of Others [Member]
Debt Instrument [Line Items]
Long-term debt						25,800,000
U.S. Dollar-denominated Term Loans due through 2018 | Guarantee of Indebtedness of Others [Member] | Corporate Joint Venture [Member]
Debt Instrument [Line Items]
Long-term debt						56,200,000
U.S. Dollar-denominated Term Loans due through 2018 | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Long-term debt						$ 30,400,000
U.S. Dollar-denominated Term Loans due through 2018 | Subsidiary of Common Parent [Member] | Guarantee of Indebtedness of Others [Member]
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | subsidiary						2
U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Long-Term Debt, Gross						$ 2,109,926,000		$ 2,037,766,000
Number of tranches | tranche						1
Undrawn time to maturity						6 months
U.S. Dollar-denominated Term Loans due through 2028 | Guarantee of Indebtedness of Others [Member]
Debt Instrument [Line Items]
Long-term debt						$ 1,800,000,000
U.S. Dollar-denominated Term Loans due through 2028 | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Long-term debt						317,900,000
Senior Bonds Due In June Two Thousand Twenty Four [Member]
Debt Instrument [Line Items]
Long-term debt						$ 23,400,000
Debt instrument, face amount									$ 30,000,000
Fixed interest rates based on interest rate swaps						4.27%
Debt instrument, collateral description						The bonds are collateralized by first-priority mortgage on the Dampier Spirit FSO unit, together with other related security, and are guaranteed by the Partnership.
Ten Year Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Long-term debt						$ 143,300,000
Debt instrument, face amount					$ 174,200,000
Fixed interest rates based on interest rate swaps					4.96%
Debt instrument term (in years)					10 years
US Dollar Bonds Due In Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Long-term debt						$ 300,000,000
Fixed interest rates based on interest rate swaps			6.00%
Senior unsecured bonds issued			$ 300,000,000
Debt instrument term (in years)			5 years
Line of Credit One [Member] | Term loans [Member] | Minimum [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio							113.00%
Vessel values to drawn principal balance ratios							120.00%
Line of Credit One [Member] | Term loans [Member] | Maximum [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio							125.00%
Vessel values to drawn principal balance ratios							433.00%
Fso Units [Member]
Debt Instrument [Line Items]
Number of vessels | vessel						2
Shuttle Tankers [Member] | U.S. Dollar-denominated Term Loans due through 2018
Debt Instrument [Line Items]
Number of vessels | vessel						3
Shuttle Tankers [Member] | U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Number of vessels | vessel						6
Shuttle Tankers [Member] | U.S. Dollar-denominated Term Loans due through 2028 | Tranche One [Member]
Debt Instrument [Line Items]
Number of vessels | vessel						2
Newbuildings [Member] | ALP Maritime Services B.V. [Member]
Debt Instrument [Line Items]
Number of vessels | vessel	4			4
Debt instrument, face amount						$ 185,000,000
Newbuildings [Member] | U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Number of vessels | vessel						3
FPSO Segment [Member]
Debt Instrument [Line Items]
Number of vessels | vessel						4
Towage Vessels [Member] | U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Number of vessels | vessel						10
Petrojarl Knarr Fpso [Member]
Debt Instrument [Line Items]
Restricted Cash and Investments, Current						$ 20,000,000